                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number           811-10151
                                   ---------------------------------------------

                   TT International U.S.A. Master Trust
           ---------------------------------------------------------------------
                  (Exact name of registrant as specified in charter)

                     200 Clarendon Street, Boston, Massachusetts       02116
           ---------------------------------------------------------------------
                  (Address of principal executive offices)           (Zip code)

                  Investors Bank & Trust Company
                  200 Clarendon Street, Boston, Massachusetts 02116
           ---------------------------------------------------------------------
                  (Name and address of agent for service)

                  with a copy to:

                  Roger P. Joseph, Bingham McCutchen LLP,
                  150 Federal Street, Boston, MA  02110
           ---------------------------------------------------------------------

Registrant's telephone number, including area code:  (44 207) 410-3500
                                                   -----------------------------

Date of fiscal year end:   12/31/2003
                        -----------------------------

Date of reporting period:  06/30/03
                         ----------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

        (Semi-Annual Report for the period 1/1/03 through 6/30/03 is filed herewith)

TT EAFE Portfolio

SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)

                                                                           VALUE (NOTE 1)
COMMON STOCKS - 93.20%                                           SHARES               US$
-----------------------------------------------------------------------------------------
FINLAND - 3.43%
COMMUNICATIONS EQUIPMENT - 3.43%
Nokia Oyj                                                       162,354         2,677,845
-----------------------------------------------------------------------------------------
TOTAL FINLAND                                                                   2,677,845
-----------------------------------------------------------------------------------------

FRANCE - 4.86%
AUTOMOBILES - 2.02%
PSA Peugeot Citroen                                              32,439         1,578,270
-----------------------------------------------------------------------------------------
BANKS - 2.50%
Credit Agricole SA                                              102,568         1,952,465
-----------------------------------------------------------------------------------------
TEXTILES & APPAREL - 0.34%
Christian Dior SA                                                 6,665           266,933
-----------------------------------------------------------------------------------------
TOTAL FRANCE                                                                    3,797,668
-----------------------------------------------------------------------------------------

GERMANY - 10.38%
AIRLINES - 0.84%
Deutsche Lufthansa AG                                            56,100           658,167
-----------------------------------------------------------------------------------------
BANKING - 1.36%
Deutsche Bank AG                                                 16,356         1,062,540
-----------------------------------------------------------------------------------------
CHEMICALS - 2.04%
Bayer AG                                                         68,451         1,588,819
-----------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATIONS - 2.55%
Deutsche Telekom
  AG - Registered #                                             130,075         1,988,347
-----------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES - 1.77%
Siemens AG                                                       28,107         1,381,081
-----------------------------------------------------------------------------------------
INSURANCE - 1.82%
Munich Reinsurance
  AG - Registered                                                13,874         1,416,740
-----------------------------------------------------------------------------------------
TOTAL GERMANY                                                                   8,095,694
-----------------------------------------------------------------------------------------

HONG KONG - 1.02%
DIVERSIFIED TELECOMMUNICATIONS - 0.53%
China Telecom Corp Ltd                                        1,784,000           409,505
-----------------------------------------------------------------------------------------
REAL ESTATE - 0.49%
Cheung Kong Holdings Ltd                                         63,000           378,900
-----------------------------------------------------------------------------------------
TOTAL HONG KONG                                                                   788,405
-----------------------------------------------------------------------------------------

ITALY - 2.57%
OIL & GAS - 2.57%
ENI Spa                                                         132,504         2,007,188
-----------------------------------------------------------------------------------------
TOTAL ITALY                                                                     2,007,188
-----------------------------------------------------------------------------------------

JAPAN - 14.17%
AUTOMOBILES - 0.86%
Honda Motor Co Ltd                                               17,700           671,825
-----------------------------------------------------------------------------------------
COMMERCIAL SERVICES - 0.47%
Secom Co Ltd                                                     12,500           367,049
-----------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS - 1.42%
Daiwa Securities Group Inc                                       75,000           431,700
Nomura Securities Company Ltd                                    53,000           673,802
-----------------------------------------------------------------------------------------
                                                                                1,105,502
-----------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATIONS - 2.36%
Nippon Telegraph And
  Telephone Corporation (NTT)                                       468         1,838,815
-----------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.99%
Hitachi Ltd                                                      91,000           386,394
Kyocera Corporation                                               6,700           383,975
-----------------------------------------------------------------------------------------
                                                                                  770,369
-----------------------------------------------------------------------------------------
ELECTRONICS - 0.67%
Seiko Epson Corporation #                                        17,600           524,146
-----------------------------------------------------------------------------------------
FINANCIAL SERVICES - 0.55%
Nikko Cordial Corporation                                       107,000           430,232
-----------------------------------------------------------------------------------------
HEAVY MACHINERY - 0.47%
Mitsubishi Heavy Industries Ltd                                 142,000           368,400
-----------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS - 0.10%
Kao Corporation                                                   4,000            74,578
-----------------------------------------------------------------------------------------

                                                                           VALUE (NOTE 1)
COMMON STOCKS (CONTINUED)                                        SHARES               US$
-----------------------------------------------------------------------------------------
JAPAN (continued)
OFFICE ELECTRONICS - 1.59%
Canon Inc                                                        27,000         1,241,043
-----------------------------------------------------------------------------------------
PHARMACEUTICALS - 1.92%
Takeda Chemical Industries Ltd                                   40,400         1,492,989
-----------------------------------------------------------------------------------------
PHOTO EQUIPMENT & SUPPLIES - 0.52%
Fuji Photo Film Co                                               14,000           405,256
-----------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS - 2.25%
Advantest Corp.                                                   2,800           122,829
Murata Manufacturing
  Company Ltd                                                    16,300           641,802
Rohm Company Ltd                                                  6,000           655,182
Tokyo Electron Ltd                                                7,000           332,263
-----------------------------------------------------------------------------------------
                                                                                1,752,076
-----------------------------------------------------------------------------------------
TOTAL JAPAN                                                                    11,042,280
-----------------------------------------------------------------------------------------

NETHERLANDS - 6.94%
DIVERSIFIED FINANCIALS - 1.03%
ING Groep NV                                                     45,989           800,325
-----------------------------------------------------------------------------------------
FOOD & DRUG RETAILING - 0.59%
Royal Ahold NV                                                   55,031           457,635
-----------------------------------------------------------------------------------------
HOUSEHOLD DURABLES - 2.91%
Royal Philips Electronics NV                                    118,900         2,264,725
-----------------------------------------------------------------------------------------
OIL & GAS - 2.41%
Royal Dutch Petroleum Co                                         40,411         1,878,751
-----------------------------------------------------------------------------------------
TOTAL NETHERLANDS                                                               5,401,436
-----------------------------------------------------------------------------------------

SINGAPORE - 0.31%
COMMERCIAL BANKS - 0.20%
DBS Group Holdings Ltd                                           27,000           157,962
-----------------------------------------------------------------------------------------
MEDIA - BROADCASTING & PUBLISHING - 0.11%
Singapore Press Holdings Ltd                                      8,000            83,156
-----------------------------------------------------------------------------------------
TOTAL SINGAPORE                                                                   241,118
-----------------------------------------------------------------------------------------

SOUTH KOREA - 2.10%
FINANCIAL SERVICES - 0.29%
Daishin Securities Co Ltd                                        13,020           225,629
-----------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS - 1.81%
Samsung Electronics                                               4,740         1,408,707
-----------------------------------------------------------------------------------------
TOTAL SOUTH KOREA                                                               1,634,336
-----------------------------------------------------------------------------------------

SPAIN - 3.65%
COMMERCIAL BANKS - 2.53%
Banco Santander Central
  Hispano SA                                                    224,334         1,968,761
-----------------------------------------------------------------------------------------
MULTI-UTILITIES - 1.12%
Iberdrola SA                                                     50,303           872,506
-----------------------------------------------------------------------------------------
TOTAL SPAIN                                                                     2,841,267
-----------------------------------------------------------------------------------------

SWITZERLAND - 12.73%
BANKS - 8.04%
Credit Suisse Group                                             123,452         3,254,864
UBS AG - Registered                                              54,135         3,016,731
-----------------------------------------------------------------------------------------
                                                                                6,271,595
-----------------------------------------------------------------------------------------
FOOD PRODUCTS - 3.19%
Nestle SA - Registered                                           12,044         2,489,589
-----------------------------------------------------------------------------------------
INSURANCE - 1.50%
Zurich Financial Services AG #                                    9,815         1,172,298
-----------------------------------------------------------------------------------------
TOTAL SWITZERLAND                                                               9,933,482
-----------------------------------------------------------------------------------------

TAIWAN - 1.14%
CHEMICALS - 0.53%
Nan Ya Plastic Corporation                                      379,000           411,241
-----------------------------------------------------------------------------------------
ELECTRONICS - 0.53%
Compal Electronics Inc                                          309,000           414,861
-----------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS - 0.08%
Winbond Electronics Corp #                                      127,000            62,839
-----------------------------------------------------------------------------------------
TOTAL TAIWAN                                                                      888,941
-----------------------------------------------------------------------------------------

                                                                           VALUE (NOTE 1)
COMMON STOCKS (CONTINUED)                                        SHARES               US$
-----------------------------------------------------------------------------------------
UNITED KINGDOM - 29.90%
BANKS - 13.79%
Abbey National PLC                                              131,447         1,022,342
HBOS PLC                                                        265,965         3,449,081
HSBC Holdings PLC                                               253,598         3,001,545
Royal Bank Of Scotland Group
PLC                                                              56,174         1,578,593
Standard Chartered PLC                                          139,505         1,697,280
-----------------------------------------------------------------------------------------
                                                                               10,748,841
-----------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATIONS - 1.70%
mmO2 PLC #                                                    1,416,166         1,328,514
-----------------------------------------------------------------------------------------
FOOD & DRUG RETAILING - 0.03%
Tesco PLC                                                         7,310            26,494
-----------------------------------------------------------------------------------------
INSURANCE - 0.96%
Royal & Sun Alliance
  Insurance Group PLC                                           327,405           750,938
-----------------------------------------------------------------------------------------
MEDIA - 1.86%
British Sky Broadcasting
  Group PLC #                                                   130,443         1,447,947
-----------------------------------------------------------------------------------------
METALS & MINING - 2.20%
Anglo American PLC                                              112,354         1,717,973
-----------------------------------------------------------------------------------------
MULTILINE RETAIL - 1.06%
Kingfisher PLC                                                  179,749           823,804
-----------------------------------------------------------------------------------------
PHARMACEUTICALS - 4.01%
Astrazeneca PLC                                                  77,896         3,129,013
-----------------------------------------------------------------------------------------
TOBACCO - 0.59%
British American Tobacco PLC                                     40,665           462,146
-----------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES - 3.70%
Vodafone Group PLC                                            1,473,493         2,886,373
-----------------------------------------------------------------------------------------
TOTAL UNITED KINGDOM                                                           23,322,043
-----------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(cost $65,744,153)                                                             72,671,703
-----------------------------------------------------------------------------------------

EQUITY PERFORMANCE                                                         VALUE (NOTE 1)
LINKED NOTE - 3.40%                                           PAR VALUE               US$
-----------------------------------------------------------------------------------------
JAPAN - 3.40%
MULTI-SECTOR - 3.40%
UBS AG, London Branch
  (Japan Midcap Index),
  0.00% due 3/13/06                                         273,500,000 JPY     2,648,387
-----------------------------------------------------------------------------------------
TOTAL JAPAN                                                                     2,648,387
-----------------------------------------------------------------------------------------
TOTAL EQUITY PERFORMANCE LINKED NOTE
(cost $2,337,074)                                                               2,648,387
-----------------------------------------------------------------------------------------

TOTAL INVESTMENTS - 96.60%
(COST $68,081,227)                                                             75,320,090
OTHER ASSETS
IN EXCESS OF LIABILITIES - 3.40%                                                2,649,793
-----------------------------------------------------------------------------------------
TOTAL NET ASSETS 100.00%                                                       77,969,883
-----------------------------------------------------------------------------------------

#   Non-income producing security.
JPY Japanese Yen

TT EAFE Portfolio

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)

                                                                                                    US$
-------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at value*                                                                       75,320,090
Foreign currency**                                                                            2,160,823
Receivable for investments sold                                                               1,911,386
Dividends and interest receivable                                                               119,217
Recoverable foreign taxes                                                                       213,056
-------------------------------------------------------------------------------------------------------
Total assets                                                                                 79,724,572
-------------------------------------------------------------------------------------------------------

LIABILITIES:
Payable for investments purchased                                                               345,207
Payable for open forward foreign currency exchange contracts                                     99,866
Payable for investment advisory fees                                                             34,391
Payable to bank                                                                               1,194,523
Accrued expenses and other liabilities                                                           80,702
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                             1,754,689
-------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                   77,969,883
-------------------------------------------------------------------------------------------------------
* Cost of Investments                                                                        68,081,227
-------------------------------------------------------------------------------------------------------
** Cost of Foreign Currency                                                                   2,136,919
-------------------------------------------------------------------------------------------------------

                      SEE NOTES TO THE FINANCIAL STATEMENTS

TT EAFE Portfolio

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

                                                                                                    US$
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest income                                                                                  11,030
Dividend income*                                                                              1,324,695
-------------------------------------------------------------------------------------------------------
Total income                                                                                  1,335,725
-------------------------------------------------------------------------------------------------------

EXPENSES:
Investment advisory fee                                                                         180,659
Accounting and custody fees                                                                     126,550
Administration fees                                                                              30,960
Insurance fees                                                                                   16,524
Audit fees                                                                                       14,916
Trustees' fees and expenses                                                                       9,907
Legal services                                                                                    2,598
Printing and postage expense                                                                      2,172
-------------------------------------------------------------------------------------------------------
Total expenses                                                                                  384,286
-------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                           951,439
-------------------------------------------------------------------------------------------------------

REALIZED/UNREALIZED GAIN/LOSS ON INVESTMENTS:
Net realized gain/loss on:
Investment security transactions                                                             (5,204,195)
Foreign currency transactions and forward foreign currency exchange contracts                   658,216
-------------------------------------------------------------------------------------------------------
                                                                                             (4,545,979)
-------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation/(depreciation) on:
Investment securities                                                                        11,735,001
Foreign currency transactions and forward foreign currency exchange contracts                  (169,202)
-------------------------------------------------------------------------------------------------------
                                                                                             11,565,799
-------------------------------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS                                                                       7,019,820
-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                          7,971,259
-------------------------------------------------------------------------------------------------------
* Net of foreign taxes withheld                                                                 198,918
-------------------------------------------------------------------------------------------------------

                      SEE NOTES TO THE FINANCIAL STATEMENTS

TT EAFE Portfolio

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SIX MONTHS ENDED
                                                                        JUNE 30, 2003           YEAR ENDED
                                                                          (UNAUDITED)    DECEMBER 31, 2002
                                                                                  US$                  US$
----------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                                         951,439            1,617,014
Net realized loss                                                          (4,545,979)         (16,193,659)
Net change in unrealized appreciation/(depreciation)                       11,565,799           (6,658,951)
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations             7,971,259          (21,235,596)
----------------------------------------------------------------------------------------------------------

CAPITAL TRANSACTIONS
Contributions                                                              27,563,060          168,468,799
Withdrawals                                                               (56,319,056)        (172,438,004)
----------------------------------------------------------------------------------------------------------
Net decrease in net assets from capital transactions                      (28,755,996)          (3,969,205)
----------------------------------------------------------------------------------------------------------
Total decrease in net assets                                              (20,784,737)         (25,204,801)
----------------------------------------------------------------------------------------------------------

NET ASSETS:
Beginning of period                                                        98,754,620          123,959,421
----------------------------------------------------------------------------------------------------------
End of period                                                              77,969,883           98,754,620
----------------------------------------------------------------------------------------------------------

                      SEE NOTES TO THE FINANCIAL STATEMENTS

TT EAFE Portfolio

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

A. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
   TT EAFE Portfolio (the "Portfolio") is a series of TT International U.S.A. Master Trust (the "Portfolio Trust"). The Portfolio Trust is registered under the Investment Company Act of 1940, as an open-end management investment company. The Portfolio Trust was organized as a business trust under the laws of the Commonwealth of Massachusetts, pursuant to a Declaration of Trust dated as of May 26, 2000. TT Active International Mutual Fund held 61.9% and the LKCM International Fund held 38.1% of the Portfolio as of June 30, 2003.

   The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   1. SECURITY VALUATION
      The equity securities of the Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with policies approved by the Portfolio Board of Trustees.

   2. SECURITY TRANSACTIONS AND INCOME RECOGNITION
      Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Premium and discount on securities purchased are amortized as a component of interest income using a constant yield to maturity method.

   3. FEDERAL INCOME TAXES
      The Portfolio intends to qualify as a partnership for U.S. federal income tax purposes. The Portfolio therefore believes that it will not be subject to any U.S. federal income tax on its income and net realized capital gains (if any). However, each investor in the Portfolio will be subject to U.S. federal income taxation on its allocable share of the Portfolio's income and capital gains for the purposes of determining its federal income tax liability. The determination of such share will be made in accordance with the applicable sections of the U.S. Internal Revenue Code of 1986 (the "Code").

      It is intended that the Portfolio's assets, income and allocations will be managed in such a way that a regulated investment company investing in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investment company invested all of its assets in the corresponding Portfolio.

   4. FOREIGN SECURITIES
      Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include devaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and securities of the U.S. government.

      Since foreign securities often trade in currencies other than U.S. dollars, changes in currency exchange rates will affect the Portfolio's net assets, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the U.S. dollar exchange rate relative to these other currencies will adversely affect the value of the Portfolio. In addition, some foreign currency values may be volatile and there is the possibility of government controls on currency exchanges or government intervention in currency markets. Controls or intervention could limit or prevent the Portfolio from realizing value in U.S. dollars from its investment in foreign securities.

   5. FOREIGN CURRENCY TRANSLATION
      For financial reporting purposes, the Portfolio does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities. However, for financial reporting and federal income tax purposes the Portfolio does isolate and treat as ordinary income the effect of changes in foreign exchange rates on currency, currency contracts and payables and receivables arising from trade date and settlement date differences.

      At June 30, 2003, the Portfolio had the following open forward foreign currency and cross currency exchange contracts outstanding:

   FORWARD CURRENCY CONTRACTS

                                                                                       GROSS UNREALIZED
   CURRENCY AND                              FOREIGN CURRENCY    U.S. DOLLAR VALUE            GAIN/LOSS
   EXCHANGE DATE                                   UNITS SOLD     AT JUNE 30, 2003                  US$
   ----------------------------------------------------------------------------------------------------
   SALES CONTRACTS
   Australian Dollar, 07/01/03                        650,000              436,507               (4,387)
   Euro, 07/01/03                                     200,000              230,040               (1,780)
   Japanese Yen, 07/01/03                          65,835,000              549,197                  803
   Japanese Yen, 07/18/03                         220,000,000            1,836,272               63,555
   SwissFranc, 07/01/03                               257,203              190,218                 (218)
   ----------------------------------------------------------------------------------------------------
   NET UNREALIZED GAIN ON SALES CONTRACTS                                                        57,973
   ----------------------------------------------------------------------------------------------------

   FORWARD CROSS CURRENCY CONTRACTS

      SETTLEMENT                                                                     NET UNREALIZED
            DATE      DELIVER/UNITS OF CURRENCY      RECEIVE/IN EXCHANGE FOR           APPRECIATION
   ------------------------------------------------------------------------------------------------
         7/09/03     British Sterling 3,820,000   Euro             5,336,015               (175,345)
         7/09/03     Euro             3,533,619   British Sterling 2,470,000                 17,506
   ------------------------------------------------------------------------------------------------
   NET UNREALIZED LOSS ON CROSS CURRENCY CONTRACTS                                         (157,839)
   ------------------------------------------------------------------------------------------------

   6. FUTURES CONTRACTS
      The Portfolio may purchase long futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Portfolio is required to segregate cash or liquid securities in connection with all futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

      As of and for the six months ended June 30, 2003, there were no open long futures contracts outstanding.

   7. OPTIONS CONTRACTS
      A purchased option contract gives the buyer the right, but not the obligation, to buy (call) or sell (put) an underlying item at a fixed exercise price during a specified period. These contracts are generally used by the Portfolio to provide the return of an index without purchasing all of the securities underlying the index or as a substitute for purchasing or selling specific securities.

      Purchases of put and call options are recorded as investments, the values of which are marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss equal to the premium paid. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

      The premium received for a written option is recorded as a liability. The liability is marked-to-market daily based on the option's quoted market price. When an option expires or the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated. When a written call option is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received will reduce the cost of the underlying security purchased.

      The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Portfolio may forego the opportunity for profit if the market value of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, the Portfolio could be exposed to risks if the counterparties to the transactions are unable to meet the terms of the contracts.

      As of June 30, 2003, and for the period ending June 30, 2003, there were no open options contracts outstanding.

B. INVESTMENT ADVISORY AGREEMENT
   Pursuant to a Management Agreement with the Portfolio Trust, TT International Investment Management ("TTI") provides investment guidance and policy direction in connection with the management of the Portfolio's assets. For its services under the Management Agreement with respect to the Portfolio, TTI is entitled to receive fees, which are computed daily and paid monthly, at an annual rate equal to 0.50% of the Portfolio's average net assets. Please see Note 5 of the TT Active International Mutual Fund notes to financial statements for additional information with respect to management fee reimbursements.

C. SECURITY TRANSACTIONS
   Purchases and sales of investments for the Portfolio, exclusive of short-term securities, for the six months ended June 30, 2003, were as follows:

   COST OF PURCHASES                                         PROCEEDS FROM SALES
   US$                                                                       US$
   -----------------------------------------------------------------------------
   59,944,837                                                         79,200,414

   At June 30, 2003, the Portfolio's aggregate unrealized appreciation and depreciation on Investments based on cost for U.S. federal income tax purposes were as follows:

                                          UNREALIZED        UNREALIZED        NET UNREALIZED
   TAX COST                             APPRECIATION      DEPRECIATION          APPRECIATION
   US$                                           US$               US$                   US$
   -----------------------------------------------------------------------------------------
   68,081,227                              7,780,866          (542,003)            7,238,863

D. FINANCIAL HIGHLIGHTS
   The ratios of expenses and net investment income to average net assets and portfolio turnover rates (excluding short-term securities) for the Portfolio are as follows:

                                             FOR THE                   YEAR                 YEAR              FOR THE
                                    SIX MONTHS ENDED                  ENDED                ENDED         PERIOD ENDED
                                       JUNE 30, 2003      DECEMBER 31, 2002    DECEMBER 31, 2001    DECEMBER 31, 2000
   ------------------------------------------------------------------------------------------------------------------
   Ratio of expenses                            1.07%+                 0.85%                0.85%                0.92%+
   Ratio of net investment income               2.64%+                 1.38%                0.51%                0.39%+
   Portfolio Turnover                             85%^                  231%                 255%                  37%
   Total Return                                11.26%^               (18.51)%             (28.80)%              (4.54)%^


* For the period October 2, 2000 (commencement of operations) through December 31, 2000.
+  Annualized.
^  Not Annualized.

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[TT INTERNATIONAL LOGO]

                                  Martin House
                               5 Martin House Lane
                                 London EC4R 0DP
                             Tel: (+44 20) 7410 3500
                             Fax: (+44 20) 7410 3509

ITEM 2. CODE OF ETHICS.

        Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

        Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

        Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

        Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

        Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

        (a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures are effective based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date").

        (b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect internal controls subsequent to the Evaluation Date, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

        (a)(1) Code of Ethics Described in Item 2: Not applicable.

        (a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a) are attached hereto as Exhibit 99CERT.302

        (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99CERT.906.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              TT International U.S.A. Master Trust

By (Signature and Title):        /s/ David J.S. Burnett
                          --------------------------------------
                          David J.S. Burnett, President
                          (Principal Executive Officer)

                          Date  September 2, 2003
                              ----------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.


By (Signature and Title):        /s/ David J.S. Burnett
                          --------------------------------------
                          David J.S. Burnett, President
                          (Principal Executive Officer)

                          Date  September 2, 2003
                              ----------------------------------


By (Signature and Title):        /s/ Graham Barr
                          --------------------------------------
                          Graham Barr, Treasurer (Principal Financial Officer)

                          Date        September 2, 2003
                              ----------------------------------